Guarantor and Non-Guarantor Supplemental Financial Information	12 Months Ended
Dec. 31, 2014
Guarantor and Non-Guarantor Supplemental Financial Information

NOTE 22 — Guarantor and Non-Guarantor Supplemental Financial Information

Condensed consolidating financial information of Expedia, Inc. (the “Parent”), our subsidiaries that are guarantors of our debt facility and instruments (the “Guarantor Subsidiaries”), and our subsidiaries that are not guarantors of our debt facility and instruments (the “Non-Guarantor Subsidiaries”) is shown below. The debt facility and instruments are guaranteed by certain of our wholly-owned domestic subsidiaries and rank equally in right of payment with all of our existing and future unsecured and unsubordinated obligations. The guarantees are full, unconditional, joint and several with the exception of certain customary automatic subsidiary release provisions. In this financial information, the Parent and Guarantor Subsidiaries account for investments in their wholly-owned subsidiaries using the equity method.

We revised the condensed consolidating statement of cash flows for the year ended December 31, 2013 to reclassify certain transfers from related parties more appropriately classified as financing activities from operating activities between the Guarantor and Non-Guarantor Subsidiaries. There was no impact to the consolidated statement of cash flows, or to total cash flows of the Guarantors and Non-Guarantor subsidiaries, as a result of these changes.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
Revenue	$—	$4,500,723	$1,389,979	$(127,217)	$5,763,485

Costs and expenses:
Cost of revenue	—	898,647	274,788	5,646	1,179,081
Selling and marketing	—	1,913,719	1,027,798	(133,188)	2,808,329
Technology and content	—	472,762	213,159	233	686,154
General and administrative	—	243,793	181,228	352	425,373
Amortization of intangible assets	—	1,848	77,767	—	79,615
Legal reserves, occupancy tax and other	—	41,539	—	—	41,539
Restructuring and related reorganization charges	—	5,020	20,610	—	25,630
Intercompany (income) expense, net	—	666,675	(666,415)	(260)	—

Operating income	—	256,720	261,044	—	517,764

Other income (expense):
Equity in pre-tax earnings of consolidated subsidiaries	455,831	282,769	—	(738,600)	—
Other, net	(91,569)	34,223	4,223	—	(53,123)

Total other income (expense), net	364,262	316,992	4,223	(738,600)	(53,123)

Income before income taxes	364,262	573,712	265,267	(738,600)	464,641
Provision for income taxes	33,835	(110,929)	(14,597)	—	(91,691)

Net income	398,097	462,783	250,670	(738,600)	372,950
Net loss attributable to noncontrolling interests	—	—	25,147	—	25,147

Net income attributable to Expedia, Inc.	$398,097	$462,783	$275,817	$(738,600)	$398,097

Comprehensive income attributable to Expedia, Inc.	$398,097	$463,075	$118,554	$(738,600)	$241,126

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)

Revenue	$—	$3,849,746	$970,087	$(48,574)	$4,771,259

Costs and expenses:
Cost of revenue	—	797,801	235,753	4,480	1,038,034
Selling and marketing	—	1,492,370	756,767	(52,992)	2,196,145
Technology and content	—	399,763	178,052	5	577,820
General and administrative	—	216,551	160,594	(67)	377,078
Amortization of intangible assets	—	3,042	68,689	—	71,731
Acquistion-related and other	—	—	66,472	—	66,472
Legal reserves, occupancy tax and other	—	77,919	—	—	77,919
Intercompany (income) expense, net	—	731,867	(731,867)	—	—

Operating income	—	130,433	235,627	—	366,060

Other income (expense):
Equity in pre-tax earnings of consolidated subsidiaries	285,456	234,869	—	(520,325)	—
Other, net	(83,006)	7,394	10,245	—	(65,367)

Total other income (expense), net	202,450	242,263	10,245	(520,325)	(65,367)

Income before income taxes	202,450	372,696	245,872	(520,325)	300,693
Provision for income taxes	30,400	(81,170)	(33,565)	—	(84,335)

Net income	232,850	291,526	212,307	(520,325)	216,358
Net loss attributable to noncontrolling interests	—	—	16,492	—	16,492

Net income attributable to Expedia, Inc.	$232,850	$291,526	$228,799	$(520,325)	$232,850

Comprehensive income attributable to Expedia, Inc.	$232,850	$290,857	$247,643	$(520,325)	$251,025

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)

Revenue	$—	$3,490,462	$546,204	$(6,319)	$4,030,347

Costs and expenses:
Cost of revenue	—	719,121	178,010	1,473	898,604
Selling and marketing	—	1,271,163	458,565	(8,691)	1,721,037
Technology and content	—	355,567	129,860	(529)	484,898
General and administrative	—	220,360	123,566	1,428	345,354
Amortization of intangible assets	—	6,444	25,261	—	31,705
Legal reserves, occupancy tax and other	—		117,025	—	117,025
Intercompany (income) expense, net	—	692,325	(692,325)	—	—

Operating income	—	108,457	323,267	—	431,724

Other income (expense):
Equity in pre-tax earnings of consolidated subsidiaries	356,110	336,173	—	(692,283)	—
Other, net	(83,306)	(25,079)	26,718	—	(81,667)

Total other income (expense), net	272,804	311,094	26,718	(692,283)	(81,667)

Income before income taxes	272,804	419,551	349,985	(692,283)	350,057
Provision for income taxes	29,906	(60,245)	(16,739)	—	(47,078)

Income from continuing operations	302,710	359,306	333,246	(692,283)	302,979
Discontinued operations, net of taxes	(22,539)	—	—	—	(22,539)

Net income	280,171	359,306	333,246	(692,283)	280,440
Net income attributable to noncontrolling interests	—	—	(269)	—	(269)

Net income attributable to Expedia, Inc.	$280,171	$359,306	$332,977	$(692,283)	$280,171

Comprehensive income attributable to Expedia, Inc.	$280,171	$359,921	$349,734	$(692,283)	$297,543

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
ASSETS

Total current assets	$189,203	$3,938,831	$1,064,981	$(2,268,526)	$2,924,489
Investment in subsidiaries	4,689,302	1,338,089	—	(6,027,391)	—
Intangible assets, net	—	637,986	652,101	—	1,290,087
Goodwill	—	2,436,533	1,519,368	—	3,955,901
Other assets, net	7,082	583,782	259,197	—	850,061

TOTAL ASSETS	$4,885,587	$8,935,221	$3,495,647	$(8,295,917)	$9,020,538

LIABILITIES AND STOCKHOLDERS’ EQUITY

Total current liabilities	$1,245,071	$3,707,638	$1,502,432	$(2,268,526)	$4,186,615
Long-term debt	1,746,787	—	—	—	1,746,787
Other liabilities	—	516,365	116,969	—	633,334
Redeemable noncontrolling interests	—	—	560,073	—	560,073
Stockholders’ equity	1,893,729	4,711,218	1,316,173	(6,027,391)	1,893,729

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$4,885,587	$8,935,221	$3,495,647	$(8,295,917)	$9,020,538

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
ASSETS

Total current assets	$155,368	$2,970,417	$986,293	$(1,892,791)	$2,219,287
Investment in subsidiaries	4,622,473	1,454,747	—	(6,077,220)	—
Intangible assets, net	—	639,834	471,207	—	1,111,041
Goodwill	—	2,436,533	1,227,141	—	3,663,674
Other assets, net	4,069	538,572	202,838	—	745,479

TOTAL ASSETS	$4,781,910	$8,040,103	$2,887,479	$(7,970,011)	$7,739,481

LIABILITIES AND STOCKHOLDERS’ EQUITY

Total current liabilities	$1,273,513	$2,970,916	$942,743	$(1,892,791)	$3,294,381
Long-term debt	1,249,412	—	—	—	1,249,412
Other liabilities	—	432,877	138,955	—	571,832
Redeemable noncontrolling interests	—	—	364,871	—	364,871
Stockholders’ equity	2,258,985	4,636,310	1,440,910	(6,077,220)	2,258,985

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$4,781,910	$8,040,103	$2,887,479	$(7,970,011)	$7,739,481

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
	(In thousands)
Operating activities:
Net cash provided by operating activities from continuing operations	$—	$1,027,571	$339,388	$1,366,959

Investing activities:
Capital expenditures, including internal-use software and website development	—	(281,696)	(46,691)	(328,387)
Purchases of investments	—	(913,205)	(281,005)	(1,194,210)
Sales and maturities of investments	—	861,744	300,813	1,162,557
Acquisitions, net of cash acquired	—	—	(560,668)	(560,668)
Other, net	—	(2,805)	(744)	(3,549)

Net cash used in investing activities from continuing operations	—	(335,962)	(588,295)	(924,257)

Financing activities:
Proceeds from issuance of long-term debt, net of issuance costs	492,894	—	—	492,894
Purchases of treasury stock	(537,861)	—	—	(537,861)
Proceeds from issuance of treasury stock	20,404			20,404
Payment of dividends to stockholders	(84,697)	—	—	(84,697)
Proceeds from exercise of equity awards and employee stock purchase plan	104,598	—	3,523	108,121
Transfers (to) from related parties	(53,494)	(287,394)	340,888	—
Other, net	58,156	(2,124)	(6,744)	49,288

Net cash provided by (used in) financing activities from continuing operations	—	(289,518)	337,667	48,149

Effect of exchange rate changes on cash and cash equivalents	—	(64,798)	(44,386)	(109,184)

Net increase in cash and cash equivalents	—	337,293	44,374	381,667
Cash and cash equivalents at beginning of year	—	606,683	414,350	1,021,033

Cash and cash equivalents at end of year	$—	$943,976	$458,724	$1,402,700

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
	(In thousands)
Operating activities:
Net cash provided by operating activities from continuing operations	$—	$305,174	$458,026	$763,200

Investing activities:
Capital expenditures, including internal-use software and website development	—	(243,428)	(65,153)	(308,581)
Purchases of investments	—	(932,011)	(284,580)	(1,216,591)
Sales and maturities of investments	—	1,193,948	308,628	1,502,576
Acquisitions, net of cash acquired	—	—	(541,247)	(541,247)
Other, net	—	40,850	(2,520)	38,330

Net cash provided by (used in) investing activities from continuing operations	—	59,359	(584,872)	(525,513)

Financing activities:
Purchases of treasury stock	(522,900)	—	—	(522,900)
Proceeds from issuance of treasury stock	25,273	—	—	25,273
Payment of dividends to stockholders	(75,760)	—	—	(75,760)
Proceeds from exercise of equity awards and employee stock purchase plan	52,134	—	4,702	56,836
Transfers (to) from related parties	482,975	(754,948)	271,973	—
Other, net	38,278	7,565	(21,808)	24,035

Net cash provided by (used in) financing activities from continuing operations	—	(747,383)	254,867	(492,516)

Net cash provided by (used in) continuing operations	—	(382,850)	128,021	(254,829)
Net cash provided by discontinued operations	—	13,637	—	13,637
Effect of exchange rate changes on cash and cash equivalents	—	(31,260)	324	(30,936)

Net increase (decrease) in cash and cash equivalents	—	(400,473)	128,345	(272,128)
Cash and cash equivalents at beginning of year	—	1,007,156	286,005	1,293,161

Cash and cash equivalents at end of year	$—	$606,683	$414,350	$1,021,033

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
	(In thousands)
Operating activities:
Net cash provided by operating activities from continuing operations	$—	$1,008,600	$228,582	$1,237,182

Investing activities:
Capital expenditures, including internal-use software and website development	—	(191,423)	(44,274)	(235,697)
Purchases of investments	—	(1,518,142)	(355,377)	(1,873,519)
Sales and maturities of investments	—	1,628,365	327,590	1,955,955
Acquisitions, net of cash acquired	—	—	(199,360)	(199,360)
Other, net	—	(12,954)	(2,250)	(15,204)

Net cash used in investing activities from continuing operations	—	(94,154)	(273,671)	(367,825)

Financing activities:
Purchases of treasury stock	(417,571)	—	—	(417,571)
Payment of dividends to stockholders	(130,423)	—	—	(130,423)
Proceeds from exercise of equity awards	238,001	—	3,192	241,193
Transfers (to) from related parties	268,893	(268,893)	—	—
Other, net	41,100	(2,292)	(4,794)	34,014

Net cash used in financing activities from continuing operations	—	(271,185)	(1,602)	(272,787)

Net cash provided by (used in) continuing operations	—	643,261	(46,691)	596,570
Net cash used in discontinued operations	—	(7,607)	—	(7,607)
Effect of exchange rate changes on cash and cash equivalents	—	14,250	814	15,064

Net increase (decrease) in cash and cash equivalents	—	649,904	(45,877)	604,027
Cash and cash equivalents at beginning of year	—	357,252	331,882	689,134

Cash and cash equivalents at end of year	$—	$1,007,156	$286,005	$1,293,161